COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

2014
Book value of assets pledged under ship mortgages (see Note 19)	$2,062 million

Other Contractual Commitments
The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd, Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, The Korea Shipowner’s Mutual Protection & Indemnity Association, The West of England Ship Owners Mutual Insurance Association (Luxembourg), North of England P&I Association Limited, The Standard Club Europe Ltd and The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries of the Company, which are accounted for using the equity method. Accordingly, their assets and liabilities are not consolidated in the Company's Consolidated Balance Sheets, but are presented on a net basis under "Investment in associated companies" - see Note 16. As at December 31, 2014, their combined borrowings amounted to $1,038.3 million and the Company guaranteed $260.0 million of this debt.

Following the sale of SFL West Polaris to Seadrill (see Note 16: Investment in Associated Companies) the Company has agreed to continue providing a guarantee on the entity's term loan facility until January 2018, or such earlier date as the facility is repaid in full. At December 31, 2014, the maximum liability under the guarantee mounted to $94.0 million. In January 2015, the amount of the guarantee reduced to $88.0 million. The guarantee is fully indemnified by Seadrill.

At December 31, 2014, the Company had contractual commitments under newbuilding contracts totaling $85.0 million (2013: $794.8 million). The commitment as at December 31, 2013, included $405.0 million in respect of the harsh environment jack-up drilling rig West Linus, which was delivered in February 2014 to SFL Linus, a wholly-owned subsidiary accounted for using the equity method. There are no other contractual commitments at December 31, 2014.

In November 2014, the Company together with other holders of Second Lien Senior Secured Notes in Horizon Lines, LLC signed an agreement to provide a two year $150.0 million senior secured bridging loan facility to The Pasha Group (“Pasha”). The bridging facility is provided in conjunction with the proposed acquisition of Horizon Lines, Inc. by Matson, Inc., which is dependent on Horizon Lines, Inc. selling some of its assets and operations to Pasha, and also subject to approval from U.S. antitrust authorities. The bridging facility, on which interest at fixed rates and also a commitment fee are payable, is provided to enable Pasha to meet its purchase commitments. Upon completion of the above transactions, all of the Company’s holding of Second Lien Notes in Horizon Lines, LLC will be fully repaid, including accumulated interest. The Company’s share of the total $150.0 million commitment under the bridging facility is $61.3 million. At December 31, 2014, no drawdown had been made under the bridging facility.

The Company is routinely party both as plaintiff and defendant to laws suits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such law suits.